Document and Entity Information	Sep. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Apr. 01, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
AIG International Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	SIEAX
AIG International Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	SIETX
AIG International Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	SIEWX
AIG Japan Fund | Class A
Prospectus:
Trading Symbol	SAESX
AIG Japan Fund | Class C
Prospectus:
Trading Symbol	SAJCX
AIG Japan Fund | Class W
Prospectus:
Trading Symbol	SAJWX